Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share
Schedule of loss per share

	2020	2019	2018
Loss attributable to equity holders of the Company	(12,858,599)	(14,780,604)	(1,644,798)
Weighted average number of shares in issue	26,681,774	26,428,269	23,293,237
Basic and diluted loss per share	(0.48)	(0.56)	(0.07)